Notes Payable and Convertible Notes - Summary of Current And Non Current Portion of Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Balance	$ 89,181	$ 9,198	$ 3,795
Less current portion	(7,382)	(9,198)
Long term portion	81,799
Gotham Green Partners LLC [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Balance	35,607
Less current portion
Long term portion	35,607
LI Lending LLC [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Balance	44,289
Less current portion
Long term portion	44,289
Other Loans [member]
Disclosure Detail Of Borrowings From Business Acquisition And Others [Line Items]
Balance	9,285	9,198	$ 3,795
Less current portion	(7,382)	(9,198)
Long term portion	$ 1,903